Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Rental Payment Under Non-cancellable Operating Lease

As at March 31, 2019 the company has future rental payment of $83,231 for office premises due under a non-cancellable operating lease in the next seventeen months.

Period ending March 31:	USD
2020	$58,751
2021	$24,480
$83,231